Borrowings	12 Months Ended
Jun. 30, 2015
Borrowings.
Borrowings

8. Borrowings

Federal Home Loan Bank Advances

        A summary of advances from the Federal Home Loan Bank of Boston as of June 30 follows:

	Unpaid Principal Balance		Carrying Amount(1)		Weighted Average Interest Rate
Maturity By Fiscal Year	2015	2014	2015	2014	2015	2014
	(Dollars in thousands)
2016	15,000	—	15,000	—	0.38%	—
2017	10,000	10,000	10,123	10,210	2.84%	4.26%
2018	5,000	5,000	5,065	5,091	1.43%	4.29%

	$30,000	$15,000	$30,188	$15,301	2.34%	2.51%

(1)

The difference between the carrying amount and the unpaid principal balance is the result of purchase accounting. The premium or discount is being amortized or accreted as interest expense over the instrument's contractual life.

        At June 30, 2015, FHLB advances with unpaid principal of $10.0 million were subject to call provisions and may be called prior to the stated maturity.

        Certain mortgage loans, free of liens, pledges and encumbrances and certain investment securities maintained at the FHLB not otherwise pledged have been pledged under a blanket agreement to secure these advances. The Company is required to own stock in the Federal Home Loan Bank of Boston in order to borrow from the FHLB.

        As of June 30, 2015, the Company had approximately $45.7 million of additional capacity to borrow from the FHLB.

Wholesale Repurchase Agreements

        A summary of wholesale repurchase agreements as of June 30 follows:

	Unpaid Principal Balance		Carrying Amount(1)		Weighted Average Interest Rate
Maturity By Fiscal Year	2015	2014	2015	2014	2015	2014
	(Dollars in thousands)
2016	10,000	10,000	10,037	10,199	4.44%	4.44%

	$10,000	$10,000	$10,037	$10,199	4.44%	4.44%

(1)

The difference between the carrying amount and the unpaid principal balance is the result of purchase accounting. The premium or discount is being amortized or accreted as interest expense over the instrument's contractual life.

        At June 30, 2015, $10.0 million of wholesale repurchase agreements maturing in fiscal 2016 are callable on a quarterly basis.

        The Company is subject to margin calls on each transaction to maintain the necessary collateral in the form of cash or other mortgage-backed securities during the borrowing term.

Capital Lease Obligation

        In fiscal 2006, the Company recognized a capital lease obligation for its Lewiston, Maine, headquarters. The present value of the lease payments over fifteen years exceeded 90% of the fair value of the property.

        The outstanding capital lease obligations are as follows for years ending June 30, 2015:

Capital Lease Obligation
(Dollars in thousands)
2016	$303
2017	306
2018	306
2019	306
2020	306
2021 and thereafter	25

1,552
Imputed interest	(184)

Capital lease obligation	$1,368

Short-Term Borrowings

        Short-term borrowings are sweep accounts, which are a demand account product that moves balances in excess of an agreed upon target amount from a demand deposit account into an interest-bearing account overnight. The sweep account is collateralized with a letter of credit issued by the FHLBB. The weighted average interest rate on short-term borrowings was 1.91% and 1.35% at June 30, 2015 and 2014, respectively.